Sep-26-03 03:40pm From- T-116 P.002/002 F-379

Manager
Securities Operations

20 Broad Street
New York, NY 10005

tel: 212.656.5026
fax: 212.656.5893
pmadho@nyse.com

03028349

Cert N/S

1-31811

NYSE

SEP 2 6 2003

September 26, 2003

PROCESSED
OCT 02 2003
THOMSON FINANCIAL

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 1004 -- STOP/1-4
450 Fifth Street, NW
Judiciary Plaza
Washington, DC 20549

Dear Mr. Johnson:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, Woori Finance Holdings Co., Ltd., American Depositary Shares (Each representing Three shares of Common Stock, par value ₩5,000 per share) and Common Stock, par value ₩5,000 per share (application for the Common Stock, par value ₩5, 000 per share is made for listing, not for trading, but only in connection with the registration of American Depositary Shares pursuant to the requirements of the Securities and Exchange Commission) and requests immediate acceleration of registration. Adequate distribution assured. Form 20-F received on September 26, 2003. Tentative listing date – September 29, 2003

Sincerely,

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